Earnings per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Schedule of Computation of Earnings Per Share and Summary of Movements in Shares	Earnings per share for total operations for the six months were calculated as follows:

	First Half
	2026	2025(a)
EPS – Basic
Net profit attributable to shareholders’ equity (€ million)	3,316	3,512
Average number of shares (millions of share units)	2,175.1	2,188.6
EPS – basic (€)	1.52	1.60

EPS – Basic from continuing operations
Net profit from continuing operations attributable to shareholders’ equity (€ million)	3,024	3,125
EPS – Basic from continuing operations (€)	1.39	1.43

EPS – Basic from discontinued operations
Net profit from discontinued operations attributable to shareholders’ equity (€ million)	292	387
EPS – Basic from discontinued operations (€)	0.13	0.18

EPS – Diluted
Net profit attributable to shareholders’ equity (€ million)	3,316	3,512
Adjusted average number of shares (millions of share units)	2,183.2	2,199.6
EPS – diluted (€)	1.52	1.60

EPS – Diluted from continuing operations
Net profit from continuing operations attributable to shareholders’ equity (€ million)	3,024	3,125
EPS – Diluted from continuing operations (€)	1.38	1.42

EPS – Diluted from discontinued operations
Net profit from discontinued operations attributable to shareholders’ equity (€ million)	292	387
EPS – Diluted from discontinued operations (€)	0.13	0.18
  (a) 2025 comparatives have been re-presented to reflect the demerger of the Ice Cream Business Group.
During the period the following movements in shares have taken place:

Millions
Number of shares at 31 December 2025 (net of treasury shares)	2,179.5
Shares repurchased under the share buyback programme	(30.7)
Net movements in shares under incentive schemes	4.5
Number of shares at 30 June 2026 (net of treasury shares)	2,153.3